Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	Eaton Vance Mutual Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0000745463
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 21, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 21, 2012
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
Eaton Vance Tax-Managed Global Dividend Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ev_SupplementTextBlock

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND
Supplement to Prospectus dated March 1, 2012

1.  The following replaces “Principal Investment Strategies” under “Fund Summaries – Eaton Vance Tax-Managed Global Dividend Income Fund”:

The Fund seeks to invest primarily in common and preferred stocks of U.S. and non-U.S. companies that pay dividends that qualify for federal income taxation at long-term capital gain rates (“tax-favored dividends”).  Under normal market conditions, the Fund invests at least 80% of its net assets in dividend-paying common and preferred stocks (the “80% policy”).  The Fund’s return is expected to consist primarily of tax-favored dividend income, although it will also seek capital appreciation.  The Fund may at times invest 25% or more of its total assets in each of the utilities and financial services sectors.  The Fund’s non-U.S. investments may include companies located in developed and/or emerging market countries.  The Fund may invest up to 20% of its net assets in fixed-income securities, including convertible stocks and convertible bonds and corporate debt securities (“fixed-income securities”).  The Fund will invest no more than 30% of its net assets in fixed-income securities and preferred stocks rated below investment grade (i.e., rated below BBB by Standard & Poor’s Ratings Group or Fitch Ratings or Baa by Moody’s Investors Service, Inc. or, if unrated, determined to be of comparable quality by the investment adviser) (“junk bonds”), and may invest in securities in any rating category, including those in default.  The Fund may invest not more than 5% of its net assets in real estate investment trusts.  The Fund may also lend its securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.  The Fund expects to use derivatives principally when seeking to hedge against fluctuations in currency exchange rates through the use of forward foreign currency exchange contracts.  Permitted derivatives include:  the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements; and credit derivatives including credit default swaps, interest rate swaps, total return swaps and credit options.  The Fund can engage in credit derivatives to an unlimited extent for hedging purposes.  Credit derivatives may also be used for non-hedging purposes provided that the notional value of such derivative investments does not exceed 5% of the value of preferred stocks held by the Fund.  There are no other stated limits on the Fund’s use of derivatives.  The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated).

In selecting securities, the Fund invests primarily in dividend-paying common and preferred stocks of U.S. and non-U.S. companies that the investment adviser believes may produce attractive levels of tax-favored dividend income and which are, in the opinion of the investment adviser, undervalued or inexpensive relative to other similar investments.  For its investments in common stocks, the Fund also seeks to invest in securities that the investment adviser believes have the potential for growth of income and capital appreciation over time.  For its investments in preferred stocks, the Fund will also take into consideration the interest rate sensitivity of the investments and the investment adviser’s interest rate expectations.  Consistent with the Fund’s investment objective, the investment adviser has broad discretion to allocate the Fund’s investments between common and preferred stocks.  In addition to investing in stocks that pay tax-favored dividends, the Fund may also invest a portion of its assets in stocks and other securities that generate income taxable at ordinary income rates.  The Fund may seek to enhance the level of tax-favored dividend income it receives by engaging in dividend capture trading.  In a dividend capture trade, the Fund would sell a stock that has gone ex-dividend to purchase another stock paying a dividend before the next dividend of the stock being sold.

Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains.  The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains).  Investment decisions are made primarily on the basis of fundamental research.  The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions.  In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects and tax treatment of a company’s dividends, the strength of the company’s business franchises and estimates of the company’s net value.  The portfolio managers will normally consider selling or trimming securities when they become overvalued, represent too large a position in the portfolio, as a result of price declines that reach certain levels, when they identify other securities that may result in a better opportunity, or when fundamentals deteriorate and the original investment case is no longer valid.  In addition, the buy and sell decisions for preferred stocks are also affected to a larger degree by the structure and features of the securities, the current and expected interest rate environment and regulatory actions relating to any specific security or class of security.

2.  The following replaces “Fixed Income and Convertible Security Risk.” in “Principal Risks” under “Fund Summaries – Eaton Vance Tax-Managed Global Dividend Income Fund”:

Fixed Income and Preferred Stock Risk. If the Fund invests in debt obligations or preferred stock, the Fund’s shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. An imbalance in supply and demand in the income market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market.  Investments rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

August 21, 2012	6100-8/12 TMCOMBPS1